CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Management and consulting fees	$ 0	$ 0	$ 62,381
Professional fees	60,474	56,874	66,159
General and administrative expenses	252,492	265,767	365,016
Stock-based compensation expense	0	0	41,227
Net operating loss	(312,966)	(322,641)	(534,783)
Interest income	32	80	522
Foreign exchange gain (loss)	114	(8,634)	(538)
Realized loss on disposal of investment in shares	0	0	(120,809)
Gain on common share purchase warrants	0	0	59,740
Writeback of accounts payable and accrued liabilities	334,014	0	0
Other income including government assistance	0	30,110	0
Gain on settlement	0	0	300,000
Net income (loss) and comprehensive (income) loss	$ 21,194	$ (301,085)	$ (295,868)
Net income (loss) and comprehensive income (loss) per share - basic (in dollars per share)	$ 0.00	$ (0.01)	$ (0.01)
Net income (loss) and comprehensive income (loss) per share - diluted (in dollars per share)	$ 0.00	$ (0.01)	$ (0.01)
Weighted average number of shares - basic (in share)	38,906,742	38,906,742	37,153,317
Weighted average number of shares - diluted (in share)	39,946,742	38,906,742	37,153,317